Business combinations (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date
The preliminary fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

		Raging River Trading Proprietary Limited	Webhost Limited	Partner Media Limited	Buffalo Partners Limited	Digiproc Consolidated Limited	Digiprocessing (Mauritius) Limited	Raichu Investments Proprietary Limited	Smart Business Solution S.A.	The Spike.GG	Red Interactive Limited	Haber Investments Limited	Total
		as at January 11,	as at April 9,	as at April 9,	as at April 9,	as at April 14,	as at April 16,	as at April 19,	as at September	as at October	as at December	As at December
		2021	2021	2021	2021	2021	2021	2021	2, 2021	15, 2021	1, 2021	1, 2021
		€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Assets	Note
Property, plant and equipment	13	89	1,066	—	—	82	1	1,355	—	—	243	4,884	7,720
Customer databases	11	11,062	—	—	—	—	—	—	—	—	—	131	11,193
Marketing and data analytics know-how	11	18,165	—	—	—	—	—	—	—	—	—	—	18,165
Licenses	11	242	—	—	—	—	—	—	—	—	—	—	242
Acquired technology	11	—	—	—	—	623	—	—	—	—	17	—	640
Loans receivable		—	—	21	—	6,206	—	—	—	—	118	—	6,345
Right-of-use assets	18	36	—	—	—	—	—	2,150	—	—	1,251	3,411	6,848
Deferred tax assets		20	—	—	—	—	—	33	—	—	—	—	53
Trade and other receivables		3,949	1,501	469	10,912	2,636	20	5,099	1	—	2,273	16,163	43,023
Restricted cash		72	—	—	—	—	—	—	—	—	—	—	72
Cash and cash equivalents		10,301	1,038	732	4,887	5,916	30	1,162	—	—	3,353	13,759	41,178

		43,936	3,605	1,222	15,799	15,463	51	9,799	1	—	7,255	38,348	135,479

Liabilities
Lease liabilities	18	(39)	—	—	—	—	—	(2,174)	—	—	(1,362)	(5,027)	(8,602)
Interest-bearing loans and borrowings		—	(1,404)	—	—	(5,985)	—	(1,987)	(69)	—	—	(1,296)	(10,741)
Trade and other payables		(5,371)	(496)	(175)	(13,070)	(3,437)	(1)	(1,063)	—	(36)	(1,405)	(14,375)	(39,429)
Customer liabilities		(1,999)	—	—	—	—	—	—	—	—	—	—	(1,999)
Deferred tax liabilities		(8,354)	—	—	—	(6)	—	(1,251)	—	—	(5)	(109)	(9,725)
Income tax payables		(913)	—	—	—	(34)	—	(269)	—	—	(451)	(482)	(2,149)

		(16,676)	(1,900)	(175)	(13,070)	(9,462)	(1)	(6,744)	(69)	(36)	(3,223)	(21,289)	(72,645)

Total identifiable net assets at fair value		27,260	1,705	1,047	2,729	6,001	50	3,055	(68)	(36)	4,032	17,059	62,834
Goodwill	11	—	1,195	—	—	3,199	—	1,323	76	278	—	—	6,071
Bargain purchase arising on acquisition		(10,047)	—	(347)	(214)	—	(50)	—	—	—	(1,832)	(3,859)	(16,349)

Purchase consideration		17,213	2,900	700	2,515	9,200	—	4,378	8	242	2,200	13,200	52,556

The fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

	Yakira Limited	Gazelle Management Holdings Limited	Lanester Investments Limited	Total
	as at	as at	As at
	September 30,	September 30,	May 4,
	2020	2020	2020	2020
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Assets
Property, plant and equipment	15	575	60	650
Customer databases	—	6,004	1,069	7,073
Brands	508	—	13,808	14,316
Marketing and data analytics know-how	998	24,879	18,718	44,595
Licenses	16	823	185	1,024
Acquired technology	2,211	8,187	9,860	20,258
Loans receivable	1	340	14,467	14,808
Income tax receivables	—	367	3	370
Right-of-use assets	74	340	430	844
Deferred tax assets	—	—	689	689
Trade and other receivables	1,204	7,778	9,556	18,538
Restricted cash	282	301	—	583
Cash and cash equivalents	5,120	10,952	14,119	30,191

	10,429	60,547	82,965	153,941

Liabilities
Lease liabilities	(77)	(338)	(400)	(815)
Interest-bearing loans and borrowings	—	(25)	(6,281)	(6,306)
Trade and other payables	(5,529)	(11,505)	(8,562)	(25,596)
Customer liabilities	(537)	(1,289)	(3,365)	(5,191)
Deferred tax liabilities	(481)	(2,161)	(4,664)	(7,306)
Provisions	—	(1,420)	(16,459)	(17,879)
Income tax payables	—	—	(145)	(145)

	(6,624)	(16,738)	(39,877)	(63,239)

Total identifiable net assets at fair value	3,806	43,808	43,087	90,701
Goodwill	94	—	—	94
Bargain purchase arising on acquisition	—	(17,508)	(17,487)	(34,995)

Purchase consideration	3,900	26,300	25,600	55,800

Summary of Revenue and Profit Before Tax Contribution from Acquired Entities
From the date of acquisition, the acquired entities contributed the following to revenue and profit before tax of the Group:

For the period from the acquisition dates through December 31, 2021 € ‘000s
Revenue	113,007
Profit before taxation	47,046
From the date of acquisition, the acquired entities contributed the below to revenue and profit before tax of the Group for the year ended December 31, 2020:

Total € ‘000s
Revenue	85,953
Profit before taxation	15,773

Summary of Revenue and Profit Before Tax of Combined Entities
Had the acquired entities been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,322,854
Profit before taxation	238,507
Had the acquired entities been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

Total € ‘000s
Revenue	983,087
Loss before taxation	135,975

Summary of Major Class of Consideration Transferred at Fair Value as of Acquisition Date
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Shares issued at fair value	Dividends paid to previous shareholders	Liabilities assumed	Deferred consideration	Cash paid	Purchase consideration transferred
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Raging River Trading Proprietary Limited	13,149	1,961	—	—	2,103	17,213
Webhost Limited	—	—	—	—	2,900	2,900
Partner Media Limited	—	—	—	—	700	700
Buffalo Partners Limited	—	—	—	—	2,515	2,515
Digiproc Consolidated Limited	—	—	—	—	9,200	9,200
Digiprocessing (Mauritius) Limited	—	—	—	—	—	—
Raichu Investments Proprietary Limited	—	—	2,881	—	1,497	4,378
Smart Business Solutions S.A.	—	—	—	—	8	8
TheSpike.GG	—	—	—	—	242	242
Red Interactive Limited	—	—	—	—	2,200	2,200
Haber Investments Limited	—	—	—	13,200	—	13,200

	13,149	1,961	2,881	13,200	21,365	52,557

The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Yakira Limited	Gazelle Management Holdings Limited	Lanester Investments Limited	Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Shares issued at fair value	—	—	—	—
Liabilities assumed/deferred consideration	3,900	26,300	25,600	55,800

Total consideration	3,900	26,300	25,600	55,800

Net cash acquired with the subsidiary	5,120	10,952	14,119	30,191

Net cash flow on acquisition	5,120	10,952	14,119	30,191

Summary of Cash Flow on Acquisition
The following table summarizes the net cash flow on acquisition:

		Net cash acquired with the	Net cash flow
	Cash paid € ‘000s	subsidiaries € ‘000s	on acquisition € ‘000s
Raging River Trading Proprietary Limited	(2,103)	10,301	8,198
Webhost Limited	(2,900)	1,038	(1,862)
Partner Media Limited	(700)	732	32
Buffalo Partners Limited	(2,515)	4,887	2,372
Digiproc Consolidated Limited	(9,200)	5,916	(3,284)
Digiprocessing (Mauritius) Limited	—	30	30
Raichu Investments Proprietary Limited	(1,497)	1,162	(335)
Red Interactive Limited	(2,200)	3,353	1,153
Haber Investments Limited	—	13,759	13,759
Smart Business Solutions S.A.	(8)	—	(8)
TheSpike.GG	(242)	—	(242)

	(21,365)	41,178	19,813